Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Tax Free Income Trust
Entity Central Index Key	0000771951
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Strategic Intermediate Municipal Fund
Class Name	Class A
Trading Symbol	PPNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Putnam Strategic Intermediate Municipal Fund returned 5.32%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↑	Security selection within bonds rated below investment-grade
↑	Overweight exposure to bonds with no external credit rating

Top detractors from performance:
↓	Overweight exposure to bonds rated below investment-grade
↓	Overweight exposure to bonds with 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a largely neutral impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	5.32	1.19	2.25
Class A (with sales charge)	2.95	0.73	2.02
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93
Putnam Strategic Intermediate Municipal Linked Benchmark†	3.74	0.77	2.00
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,488,146,747
Holdings Count | $ / shares	907
Advisory Fees Paid, Amount	$ 9,352,711
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,488,146,747
Total Number of Portfolio Holdings	907
Total Management Fee Paid	$9,352,711
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Strategic Intermediate Municipal Fund
Class Name	Class C
Trading Symbol	PAMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.62%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Putnam Strategic Intermediate Municipal Fund returned 4.51%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↑	Security selection within bonds rated below investment-grade
↑	Overweight exposure to bonds with no external credit rating

Top detractors from performance:
↓	Overweight exposure to bonds rated below investment-grade
↓	Overweight exposure to bonds with 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a largely neutral impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	4.51	0.42	1.63
Class C (with sales charge)	3.51	0.42	1.63
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93
Putnam Strategic Intermediate Municipal Linked Benchmark†	3.74	0.77	2.00
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,488,146,747
Holdings Count | $ / shares	907
Advisory Fees Paid, Amount	$ 9,352,711
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,488,146,747
Total Number of Portfolio Holdings	907
Total Management Fee Paid	$9,352,711
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Strategic Intermediate Municipal Fund
Class Name	Class R6
Trading Symbol	PAMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Putnam Strategic Intermediate Municipal Fund returned 5.67%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark†, which both returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↑	Security selection within bonds rated below investment-grade
↑	Overweight exposure to bonds with no external credit rating

Top detractors from performance:
↓	Overweight exposure to bonds rated below investment-grade
↓	Overweight exposure to bonds with 10 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage its duration and yield curve exposure, which had a largely neutral impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	5.67	1.50	2.53
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93
Putnam Strategic Intermediate Municipal Linked Benchmark†	3.74	0.77	2.00
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,488,146,747
Holdings Count | $ / shares	907
Advisory Fees Paid, Amount	$ 9,352,711
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,488,146,747
Total Number of Portfolio Holdings	907
Total Management Fee Paid	$9,352,711
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Strategic Intermediate Municipal Fund
Class Name	Class Y
Trading Symbol	PAMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to municipal bonds with 20 to 30 years to maturity
↑	Security selection within bonds rated below investment-grade
↑	Overweight exposure to bonds with no external credit rating

Top detractors from performance:
↓	Overweight exposure to bonds rated below investment-grade
↓	Overweight exposure to bonds with 10 years to maturity
Use of derivatives and the impact on performance:

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	5.58	1.44	2.50
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93
Putnam Strategic Intermediate Municipal Linked Benchmark†	3.74	0.77	2.00
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,488,146,747
Holdings Count | $ / shares	907
Advisory Fees Paid, Amount	$ 9,352,711
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,488,146,747
Total Number of Portfolio Holdings	907
Total Management Fee Paid	$9,352,711
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.